Income taxes - Schedule of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Deferred:
Totals	$ (28,609)	$ 5,543	$ (24,181)	$ 9,357
Predecessor
Current:
Foreign					$ 4,711	$ 22,193
Federal					306
State					57	(105)
Total current income tax expense					5,074	22,088
Deferred:
Foreign					11,294	(5,055)
Federal					220
State					0	0
Total deferred income tax expense					11,514	(5,055)
Totals					$ 16,588	$ 17,033